Revenues from External Customers and Long-Lived Assets (Detail) In Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 JPY (¥)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 JPY (¥)	Jun. 30, 2010 USD ($)	Jun. 30, 2010 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Japan USD ($)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2009 Japan JPY (¥)	Mar. 31, 2011 U.S.A. USD ($)	Mar. 31, 2011 U.S.A. JPY (¥)	Mar. 31, 2010 U.S.A. JPY (¥)	Mar. 31, 2009 U.S.A. JPY (¥)	Mar. 31, 2011 Singapore USD ($)	Mar. 31, 2011 Singapore JPY (¥)	Mar. 31, 2010 Singapore JPY (¥)	Mar. 31, 2009 Singapore JPY (¥)	Mar. 31, 2011 Thailand USD ($)	Mar. 31, 2011 Thailand JPY (¥)	Mar. 31, 2010 Thailand JPY (¥)	Mar. 31, 2009 Thailand JPY (¥)	Mar. 31, 2011 The Philippines USD ($)	Mar. 31, 2011 The Philippines JPY (¥)	Mar. 31, 2010 The Philippines JPY (¥)	Mar. 31, 2009 The Philippines JPY (¥)	Mar. 31, 2011 China USD ($)	Mar. 31, 2011 China JPY (¥)	Mar. 31, 2010 China JPY (¥)	Mar. 31, 2009 China JPY (¥)	Mar. 31, 2011 Other USD ($)	Mar. 31, 2011 Other JPY (¥)	Mar. 31, 2010 Other JPY (¥)	Mar. 31, 2009 Other JPY (¥)
Net sales:
Net sales	$ 2,087,264	¥ 173,556,000	$ 2,148,635	¥ 178,659,000	$ 2,015,021	¥ 167,549,000	$ 2,029,657	¥ 168,766,000	$ 8,280,577	¥ 688,530,000	¥ 586,029,000	¥ 610,803,000	$ 3,666,831	¥ 304,897,000	¥ 256,817,000	¥ 304,317,000	$ 560,180	¥ 46,579,000	¥ 11,352,000	¥ 12,864,000	$ 336,921	¥ 28,015,000	¥ 33,673,000	¥ 37,811,000	$ 1,201,828	¥ 99,932,000	¥ 102,261,000	¥ 93,306,000	$ 128,166	¥ 10,657,000	¥ 14,884,000	¥ 12,394,000	$ 1,711,185	¥ 142,285,000	¥ 126,470,000	¥ 106,928,000	$ 675,466	¥ 56,165,000	¥ 40,572,000	¥ 43,183,000
Long-lived assets:
Long-lived assets	$ 2,819,110	¥ 234,409,000							$ 2,819,110	¥ 234,409,000	¥ 201,307,000		$ 1,021,239	¥ 84,916,000	¥ 84,935,000		$ 215,237	¥ 17,897,000	¥ 1,326,000		$ 16,524	¥ 1,374,000	¥ 1,505,000		$ 478,773	¥ 39,810,000	¥ 37,351,000		$ 141,660	¥ 11,779,000	¥ 11,826,000		$ 521,251	¥ 43,342,000	¥ 37,329,000		$ 424,426	¥ 35,291,000	¥ 27,035,000